Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Management Trust
CIK	dei_EntityCentralIndexKey	0001605283
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2021
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Conservative Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIVX
Invesco Conservative Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIYX
Invesco Conservative Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIRX
Invesco Conservative Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIFX